Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit or loss [abstract]
Revenue	$ 757,956	$ 602,546	$ 562,179
Cost of revenue	503,130	403,324	365,360
Gross profit	254,826	199,222	196,819
Operating expenses:
Selling and marketing expenses	41,767	32,631	30,844
General and administrative expenses	117,626	91,742	78,902
Foreign exchange gain, net	(14,973)	(14,514)	(10,969)
Impairment of goodwill	0	21,673
Amortization of intangible assets	15,505	20,539	25,198
Operating profit	94,901	47,151	72,844
Other income, net	(11,230)	(8,689)	(8,494)
Finance expense	4,264	547	278
Profit before income taxes	101,867	55,293	81,060
Provision for income taxes	15,431	17,530	21,180
Profit	$ 86,436	$ 37,763	$ 59,880
Earnings per share of ordinary share
Basic	$ 1.72	$ 0.75	$ 1.17
Diluted	$ 1.63	$ 0.71	$ 1.12